[MetLife Letterhead]


                                                       Heather C. Harker
                                                       Assistant General Counsel

August 30, 2018

Metropolitan Tower Life Insurance Company
200 Park Avenue
New York, NY 10166

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

      Re:   General American Separate Account Twenty-Eight
            File No. 811-07248

Ladies and Gentlemen:

The Semi-Annual Reports dated June 30, 2018, of the underlying funds are incorporated herein by reference as the reports sent to contract owners of General American Separate Account Twenty-Eight of Metropolitan Tower Life Insurance Company pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Semi-Annual Reports for certain portfolios of AIM Variable Insurance are incorporated by reference as filed on Form N-CSR, CIK No. 0000896435, File No. 811-07452; and

The Semi-Annual Reports for certain portfolios of Brighthouse Funds Trust II are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618.

Sincerely,

/s/Heather C. Harker

Heather C. Harker
Assistant General Counsel
Metropolitan Tower Life Insurance Company